Future Minimum Payments of Operating Leases (Detail) (Timberland, Long-Term Operating Lease, USD $)	Dec. 31, 2012
Timberland | Long-Term Operating Lease
Commitments and Contingencies
2013	$ 875,946
2014	785,616
2015	671,003
2016	671,003
2017	671,003
Thereafter	2,872,349
Total remaining lease payments	$ 6,546,920